SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025		Dec. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Derivative liability, beginning balance	$ 4,193,434	$ 210,493	$ 210,493		$ 1,216,078
Fair value of issuances during period	245,779		4,523,415	[1]
Change in fair value	30,273	(111,759)	(486,555)		(1,005,585)
Reclassified to equity	(1,513,786)
Write off for conversions			(53,919)
Derivative liability, ending balance	2,955,700	98,734	4,193,434		210,493
Derivative expense			2,107,583
Derivative Liabilities Associated With Warrants [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Derivative liability, beginning balance	1,644,738	176,103	176,103		1,187,076
Fair value of issuances during period			2,137,502
Change in fair value	(120,823)	(118,783)	(668,867)		(1,010,973)
Reclassified to equity	(1,513,786)
Write off for conversions
Derivative liability, ending balance	10,129	57,320	1,644,738		176,103
Derivative Liabilities Associated With Convertible Notes [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Derivative liability, beginning balance	2,548,696	34,390	34,390		29,002
Fair value of issuances during period	245,779		2,385,913
Change in fair value	151,096	7,024	182,312		5,388
Reclassified to equity
Write off for conversions			(53,919)
Derivative liability, ending balance	$ 2,945,571	$ 41,414	$ 2,548,696		$ 34,390

[1]	The amount included $2,107,583 that was charged to derivative expense at issuance due to fair value of the derivative instruments exceeding the carrying amount of the debt host.